Note 6 - Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Advances	$ 425	$ 500
Accrued interest	56	28
Other accrued expenses	5	27
Accrued Liabilities	$ 486	$ 555